HELD-TO-MATURITY SECURITIES - Additional Information (Detail)	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 SZITIC Trust Co Ltd USD ($)	Dec. 31, 2011 SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd USD ($)	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Minimum	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Maximum
Investment in held to maturity							100,000,000	$ 15,888,400
Expected yield								3.00%	14.00%	19.50%
Percentage of total initial trust fund at establishment								60.00%
Impairment of investment							0	0
Investment maturity period							5 years	5 years
Interest income	$ 16,238,410	102,202,930	136,097,898	102,200,467	$ 313,415	1,972,603